Debt and Derivative Instruments - Additional Information (Detail) - USD ($)		3 Months Ended		9 Months Ended
	Aug. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	May 31, 2021	Apr. 30, 2021	Feb. 28, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Aggregate maximum commitment amount		$ 6,108,785,000		$ 6,108,785,000
Write-off of unamortized debt issuance costs		11,866,000	$ 8,628,000	15,078,000	$ 8,750,000
Reduction to net fair value		315,000		315,000
Addition to net fair value									$ 247,000
Interest Rate Swap | Not designated as hedges
Debt Instrument [Line Items]
Total notional amount		22,500,000		508,250,000
Accrued interest		574,000		$ 14,552,000
Interest Rate Swap | Designated
Debt Instrument [Line Items]
Terminate date				May 2031
Total notional amount		405,000,000		$ 825,000,000
Estimated amount to be reclassified from AOCI to interest expense				12,649,000
Interest Rate Swap | Designated as Hedges
Debt Instrument [Line Items]
Notional amount		$ 1,523,250,000		$ 1,523,250,000
Terminate date				between February 2023 and May 2031
Interest Rate Swap | Minimum | Designated
Debt Instrument [Line Items]
Fixed interest rate on derivative contracts		0.53%		0.53%
Interest Rate Swap | Minimum | Designated as Hedges
Debt Instrument [Line Items]
Fixed interest rate on derivative contracts		0.17%		0.17%
Interest Rate Swap | Maximum | Designated
Debt Instrument [Line Items]
Fixed interest rate on derivative contracts		1.28%		1.28%
Interest Rate Swap | Maximum | Designated as Hedges
Debt Instrument [Line Items]
Fixed interest rate on derivative contracts		1.58%		1.58%
TMCL VII 2021-3 Bonds
Debt Instrument [Line Items]
Aggregate maximum commitment amount		$ 596,000,000		$ 596,000,000
TMCL VII 2021-3 Bonds | Class A Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued	$ 548,800,000						$ 605,200,000	$ 523,500,000
TMCL VII 2021-3 Bonds | Class B Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued	51,200,000						46,000,000	26,500,000
TL 2019 Term Loan
Debt Instrument [Line Items]
Aggregate maximum commitment amount		141,339,000		141,339,000				$ 70,270,000
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
Aggregate maximum commitment amount		$ 1,500,000,000		$ 1,500,000,000		$ 1,200,000,000	$ 1,500,000,000
TMCL VI Term Loan
Debt Instrument [Line Items]
Loan termination payment	10,631,000
Write-off of unamortized debt issuance costs	$ 1,235,000